Risk management and concentrations of risk (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives [Table Text Block]
No derivative instruments were outstanding as of December 31, 2013. As of December 31, 2014, the following interest rate swap agreements were outstanding:

(in thousands of U.S. dollars)	Interest rate index	Notional amount	Fair value carrying amount liability	Term	Fixed interest rate (1)
LIBOR-based debt
Interest rate swaps (2)	LIBOR	$212,333	(9,220)	Sept 2026	2.8%

1) Excludes the margins paid on the floating-rate debt.
2) All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

Schedule of Derivative Instruments [Table Text Block]
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated and combined carve-out balance sheets.

	Current	Long-term
	liabilities:	liabilities:
	derivative	derivative
	financial	financial
(in thousands of U.S. dollars)	instruments	instruments
As of December 31, 2014
Interest rate swaps	$(4,676)	$(4,544)
As of December 31, 2013
Interest rate swaps	$—	$—

Derivative Instruments, Gain (Loss) [Table Text Block]
There were no realized or unrealized gains or losses on derivative financial instruments for the years ended December 31, 2013 and 2012.

	Year ended
	December 31, 2014
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	(145)	$(145)
Amortization of amount excluded from hedge effectiveness	—	(11)	(11)
Reclassification from accumulated other comprehensive income	—	(5)	(5)
Loss on derivative financial instruments	$—	(161)	$(161)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income included in the consolidated and combined carve-out statements of other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated and combined carve-out statements of changes in partner’s capital/ owner’s equity is as follows for the year ended and as of December 31, 2014.

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2013				$—
Effective portion of unrealized loss on cash flow hedge $	(10,164)	1,984	(8,180)	(8,180)
Reclassification of amortization of cash flow hedge to earnings	5	—	5	5
Other comprehensive income (loss) for period $	(10,159)	1,984	(8,175)
Balance as of December 31, 2014				$(8,175)